Long-term loan - Summary of Long Term Debt Maturities (Details) - USD ($) $ in Thousands	May 31, 2020	May 31, 2019
Long Term Debt Maturities Repayment Terms details as follows :
Secured bank loan	$ 117,881	$ 96,457
Within a Period Of More Than One Year But Not Exceeding Two Years
Long Term Debt Maturities Repayment Terms details as follows :
Secured bank loan	$ 117,881
Within a Period Of More Than Two Years But Not Exceeding Five Years
Long Term Debt Maturities Repayment Terms details as follows :
Secured bank loan		$ 96,457